Related parties (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Research and development services received	₨ 105	₨ 97	₨ 98
Sale of goods	14	23	0
Lease rentals received	1	0	0
Research and development services provided	58	103	100
Lease rentals paid	35	35	35
Catering expenses paid	344	270	178
Hotel expenses paid	22	26	49
Facility management services paid	24	0	0
Purchase of Solar power	108	0	0
Civil works	101	106	0
Contributions towards social development	233	220	238
Salaries to relatives of Key Management Personnel	7	5	1
Others	₨ 4	₨ 1	₨ 0